Share Capital -Deferred Share Unit Plan Outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding balance, beginning of year	219,961
Issued	87,351	88,876
Outstanding balance, end of year	307,312	219,961
Deferred share unit plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding balance, beginning of year	219,961	131,085
Outstanding balance, end of year		219,961